Shareholder Report, Line Graph (Details) B003027_Direxion Daily MU Bull 2X Shares_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 10, 2024	Oct. 31, 2025
Direxion Daily MU Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name		Direxion Daily MU Bull 2X Shares NAV
Accumulated Value	$ 10,000	$ 29,067
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000	$ 11,970
Micron Technology, Inc. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Micron Technology, Inc.
Accumulated Value	$ 10,000	$ 22,003